Credit Risk - Assets held for sale (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (6,198)	£ (6,252)
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail credit cards | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.057	0.057
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail credit cards | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.010	0.009
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail credit cards | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.091	0.092
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail credit cards | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.731	0.739
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail other | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.064	0.058
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail other | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.013	0.013
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail other | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.135	0.111
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Retail other | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.696	0.714
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Loans and advances | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.060	0.058
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Loans and advances | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012	0.011
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Loans and advances | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.107	0.100
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Loans and advances | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.715	0.727
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail credit cards | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,206	£ 2,158
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail credit cards | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,660	1,621
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	453	445
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	93	92
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail other | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,699	1,933
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail other | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,361	1,561
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail other | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	259	288
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Retail other | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	79	84
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Loans and advances | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,905	4,091
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Loans and advances | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,021	3,182
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Loans and advances | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	712	733
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Gross exposure | Loans and advances | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172	176
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail credit cards | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	126	124
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail credit cards | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	17	15
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	41	41
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	68	68
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail other | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	108	112
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail other | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18	20
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail other | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35	32
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Retail other | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	55	60
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Loans and advances | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	234	236
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Loans and advances | Stage 1 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35	35
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Loans and advances | Lifetime expected credit losses | Stage 2 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	76	73
German Consumer Finance Portfolio | Non-current assets/liabilities held for sale | Impairment allowance | Loans and advances | Lifetime expected credit losses | Stage 3 | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 123	£ 128